Note 10 - Prepaid Expenses, Deposits, and Other Current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 64,752	$ 62,087
Green certificates	42,230	49,236
Gas delivered in excess of consumption	2,715	3,232
	$ 109,697	$ 114,555